Aberdeen Funds

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

Supplement dated August 1, 2016 to the Prospectus dated February 29, 2016, as amended March 9, 2016 and supplemented to date (the “Prospectus”)

The following replaces the Portfolio Manager table for the Aberdeen Diversified Income Fund in the section entitled “Summary — Aberdeen Diversified Income Fund — Portfolio Managers” on page 39 of the Prospectus:

Name	Title	Served on the Fund Since
Robert Minter	Investment Strategist	2012
Michael Turner	Head of Multi-Asset	2015
Russell Barlow	Head of Hedge Funds	2016
Kevin Lyons	Senior Investment Manager	2016
Darren Wolf	Head of Hedge Funds Americas	2016

The following replaces the Portfolio Manager table for the Aberdeen Dynamic Allocation Fund in the section entitled “Summary — Aberdeen Dynamic Allocation Fund — Portfolio Managers” on page 47 of the Prospectus:

Name	Title	Served on the Fund Since
Robert Minter	Investment Strategist	2012
Michael Turner	Head of Multi-Asset	2015
Russell Barlow	Head of Hedge Funds	2016
Kevin Lyons	Senior Investment Manager	2016
Darren Wolf	Head of Hedge Funds Americas	2016

The following replaces the Portfolio Manager table for the Aberdeen Diversified Alternatives Fund in the section entitled “Summary — Aberdeen Diversified Alternatives Fund — Portfolio Managers” on page 53 of the Prospectus:

Name	Title	Served on the Fund Since
Robert Minter	Investment Strategist	2012
Russell Barlow	Head of Hedge Funds	2016
Kevin Lyons	Senior Investment Manager	2016
Darren Wolf	Head of Hedge Funds Americas	2016

The following replaces the information in the section entitled “Fund Management - Portfolio Management - Aberdeen Diversified Income Fund, Aberdeen Dynamic Allocation Fund and Aberdeen Diversified Alternatives Fund” beginning on page 187 of the Prospectus:

Aberdeen Diversified Income Fund, Aberdeen Dynamic Allocation Fund, Aberdeen Diversified Alternatives Fund

Each of the Aberdeen Diversified Income Fund, Aberdeen Dynamic Allocation Fund and Aberdeen Diversified Alternatives Fund is managed by the Aberdeen Alternatives and Multi-Asset Team. The team works in a truly collaborative fashion. The Adviser does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows the Adviser to perform the diligent research required by the Adviser’s process. The experience of senior managers provides the confidence needed to take a long-term view.

The Team is jointly and primarily responsible for the day-to-day management of the Funds, with the following members having the most significant responsibility for the day-to-day management of each Fund, as indicated:

Portfolio Managers	Funds

Robert Minter, Investment Strategist

Robert Minter is an Investment Strategist in the Global Strategy team. Robert joined Aberdeen in 2007. Previously, he was employed by Emerald Capital Group, Ltd for eleven years as an analyst specializing in insurance company asset management and workout securities. Prior to Emerald, Robert worked at Fidelity Investments and The Vanguard Group. Robert graduated with a BA in Economics from Rutgers University. He earned the CAIA designation in 2008 and is currently a Level III candidate in the CFA Program.

Aberdeen Diversified Income Fund Aberdeen Dynamic Allocation Fund Aberdeen Diversified Alternatives Fund

Michael Turner, Head of Multi-Asset

Michael Turner is Head of Multi-Asset, and is one of the senior leaders in Aberdeen Investment Solutions. Michael oversees the asset allocation process for discretionary Institutional, and Outcome Oriented Multi-Asset portfolios, working closely with the Heads of Global Strategy and Investment Office. Michael is also a director of Aberdeen Pension Trustees Ltd and is a trustee of several defined benefit pension schemes. Michael joined Aberdeen via the acquisition of Edinburgh Fund Managers in 2003. Michael joined Edinburgh Fund Managers in 1998 as Head of Fixed Interest & Strategy, a Divisional Director of the Investment Management Divisional Board and a member of the Asset Allocation Committee. Previously, Michael worked for WorldInvest as Head of Fixed Income. Prior to that, he worked for Gulf International Bank as a Global Fixed Income Manager. Michael graduated with a BA(Hons) in Economics from Heriot-Watt University.

Aberdeen Diversified Income Fund Aberdeen Dynamic Allocation Fund

Russell Barlow, Head of Hedge Funds

Russell Barlow is the Head of Hedge Funds, based in Aberdeen’s London office. Russell is chairman of the Hedge Fund Investment Committee, the Deputy Chair of the Pan Alternatives Investment Committee and also has responsibility for co-mingled Hedge Fund portfolios. Russell joined Aberdeen in 2010 via the acquisition of various asset management businesses from Royal Bank of Scotland where he was the Head of the Global Event Team. Prior to joining the hedge fund investment team, Russell worked for Coutts & Co where he managed the UK Valuations Team from 1998 to 2000. Russell graduated with a BA in Geography from the University of Greenwich.

Aberdeen Diversified Income Fund Aberdeen Dynamic Allocation Fund Aberdeen Diversified Alternatives Fund

Kevin Lyons, Senior Investment Manager

Kevin Lyons is a Senior Investment Manager on the Hedge Funds Team. Kevin joined Aberdeen in 2012 from Attalus Capital where he was a senior analyst covering relative value strategies. Prior to Attalus, Kevin worked for Morgan Stanley and Goldman Sachs within their Prime Brokerage groups. Kevin graduated with a BSc in Finance from University of Scranton and an MBA with a concentration in Finance from Fordham University.

Aberdeen Diversified Income Fund Aberdeen Dynamic Allocation Fund Aberdeen Diversified Alternatives Fund

Darren Wolf, Head of Hedge Funds Americas

Mr. Wolf is Head of Hedge Funds Americas.  Darren joined Aberdeen in 2015 from Arden Asset Management LLC where he was the Director of Research and was a member of Arden’s Investment Committee. In addition to serving on the Investment Committee, Mr. Wolf was responsible for managing the day-to-day research activities of Arden. Prior to joining Arden, Mr. Wolf was on the Investment Committee and the Head of Research at Robeco-Sage Investment Management, where he joined as a member of the investment team in 2001. Mr. Wolf is a graduate of Yeshiva University’s Sy Syms School of Business where he studied Finance and advanced work in Management Information Systems. Mr. Wolf is a CFA Charterholder and a member of the New York Society of Security Analysts (NYSSA).

Aberdeen Diversified Income Fund Aberdeen Dynamic Allocation Fund Aberdeen Diversified Alternatives Fund

Please retain this Supplement for future reference.

Aberdeen Funds

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

Supplement dated August 1, 2016 to the Statement of Additional Information dated February 29, 2016, as amended March 9, 2016 and supplemented to date (the “SAI”)

All references and information relating to Richard Fonash and Sean Phayre are deleted from the SAI.

The following replaces the information for Michael Turner and Kevin Lyons in the table reflecting the portfolio managers’ ownership of shares of the Fund(s) he or she manages in the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” beginning on page 136 of the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Michael Turner	Diversified Income Fund Dynamic Allocation Fund	None None
Kevin Lyons	Diversified Income Fund Dynamic Allocation Fund Diversified Alternatives Fund	None* None* None

*Information is as of June 30, 2016.

The following is added to the table reflecting the portfolio managers’ ownership of shares of the Fund(s) he or she manages in the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” beginning on page 136 of the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Robert Minter*	Diversified Income Fund Dynamic Allocation Fund Diversified Alternatives Fund	None None None
Darren Wolf*	Diversified Income Fund Dynamic Allocation Fund Diversified Alternatives Fund	None None None

*Information is as of June 30, 2016.

The following replaces the information with respect to Michael Turner and Kevin Lyons in the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2015)

Aberdeen Asset Management Inc.

Michael Turner Diversified Income Fund	Registered Investment Companies: 0 accounts, $0 total assets

Dynamic Allocation Fund	Other Pooled Investment Vehicles: 24 accounts, $2,707.62 total assets Other Accounts: 53 accounts, $2,429.28 total assets
Kevin Lyons** Diversified Income Fund Dynamic Allocation Fund Diversified Alternatives Fund

Registered Investment Companies: 1 account,
$54.41 total assets
Other Pooled Investment Vehicles: 31 accounts,
$2,471.06 total assets (13 accounts, $1,513.60 total assets of which is based on performance)
Other Accounts: 8 accounts, $7,331.42 total assets (2 accounts, $134.12 total assets of which is based on performance)

 **The “Other Accounts Managed” represents the accounts managed by the teams of which the portfolio manager is a member. This information is as of June 30, 2016.

The following is added to the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2015)

Aberdeen Asset Management Inc.

Robert Minter** Diversified Income Fund Dynamic Allocation Fund Diversified Alternatives Fund

Registered Investment Companies: 1 account,
$54.41 total assets
Other Pooled Investment Vehicles: 31 accounts,
$2,471.06 total assets (13 accounts, $1,513.60 total assets of which is based on performance)
Other Accounts: 8 accounts, $7,331.42 total assets (2 accounts, $134.12 total assets of which is based on performance)

Darren Wolf** Diversified Income Fund Dynamic Allocation Fund Diversified Alternatives Fund

Registered Investment Companies: 1 account,
$54.41 total assets
Other Pooled Investment Vehicles: 31 accounts,
$2,471.06 total assets (13 accounts, $1,513.60 total assets of which is based on performance)
Other Accounts: 8 accounts, $7,331.42 total assets (2 accounts, $134.12 total assets of which is based on performance)

 **The “Other Accounts Managed” represents the accounts managed by the teams of which the portfolio manager is a member. This information is as of June 30, 2016.

Please retain this Supplement for future reference.